Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Licenses
Activity related to U.S. Cellular's Licenses is presented below.

	2018	2017
(Dollars in millions)
Balance at beginning of year	$2,223	$1,886
Acquisitions	8	331
Transferred to Assets held for sale[1]	(51)	(10)
Divestitures	(11)	—
Exchanges - Licenses received	18	25
Exchanges - Licenses surrendered	(1)	(9)
Balance at end of year	$2,186	$2,223

[1]	Licenses classified as Assets held for sale in 2018 are included in transactions which closed in the first quarter of 2019.